Convertible Loan From Shareholders - Additional Information (Detail)					9 Months Ended
	Nov. 28, 2016 $ / shares shares	Jul. 07, 2016 ₪ / shares shares	May 11, 2016 USD ($)	Oct. 08, 2015 USD ($)	Sep. 30, 2016 ₪ / shares	Jul. 07, 2016 $ / shares	Dec. 31, 2015 ₪ / shares	Sep. 30, 2015 ₪ / shares	Dec. 31, 2014 ₪ / shares	Aug. 29, 2012 ₪ / shares
Debt conversion, Series A preferred shares issued		452,650
Debt conversion, warrant issued		452,650
Number of preferred A shares, par value | ₪ / shares		₪ 0.001			₪ 0.001		₪ 0.001	₪ 0.001	₪ 0.001	₪ 0.001
Exercise price of warrants | $ / shares						$ 1
Debt, discount rate					20.00%
Convertible Debt [Member]
Loans Receivable | $			$ 750,000
The loan bears interest rate				10.00%
The loan bears interest rate			10.00%
Convertible Debt [Member] | Maximum [Member]
Loans Receivable | $				$ 500,000
Convertible Debt [Member] | Subsequent Events
Debt conversion, Series A preferred shares issued	598,225
Number of preferred A shares, par value | $ / shares	$ 0.001